High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
1 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 90.13%
BANK LOANS — 16.30%*
Automotive — 0.37%
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.26%)
10.59% 03/30/27
1
$ 1,717,472 $ 1,709,160
Communications — 1.65%
Cyxtera DC Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
5.07% 05/01/26
1
355,886 7,118
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.36%)
8.71% 08/19/26
1,2
1,009,857 960,202
NEP/NCP Holdco, Inc.,
Term Loan, 2nd Lien
(SOFR plus 7.11%)
12.46% 10/19/26
1
875,000 719,687
Neptune Bidco U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.10%)
10.41% 04/11/29
1
887,746 837,810
New Insight Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.76%)
11.07% 12/20/24
1
2,903,478 2,202,608
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
7.35% 01/22/31
1
1,240,295 1,243,111
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.46% 03/09/27
1
1,800,000 1,572,003
7,542,539
Consumer Discretionary — 1.69%
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.84% 04/05/28
1
693,115 635,933
(SOFR plus 6.25%)
11.58% 04/05/28
1
288,536 292,864
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
8.84% 04/05/28
1,3
1,039,672 831,738
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
1
2,891,000 2,352,146
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.10% 07/31/28
1
1,377,000 1,381,007
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
(SOFR plus 4.25%)
9.58% - 9.59% 07/31/28
1
$ 1,496,250 $ 1,500,178
Pegasus Bidco BV,
Term Loan B, 1st Lien (Netherlands)
(SOFR plus 3.75%)
9.07% 07/12/29
1,4
723,863 728,987
7,722,853
Energy — 0.27%
NGL Energy Operating LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.84% 02/03/31
1
1,209,469 1,215,190
Entertainment — 0.48%
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.18% 08/01/27
1
2,198,648 2,193,327
Finance — 0.37%
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.96% 01/26/28
1
1,688,750 1,689,181
Food — 1.54%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 10/01/25
1
988,856 942,043
(SOFR plus 4.86%)
10.21% 10/01/25
1
740,482 705,309
Term Loan, 2nd Lien
(SOFR plus 7.86%)
13.21% 10/01/26
1
750,000 682,234
B&G Foods, Inc.,
Term Loan B4, 1st Lien
(SOFR plus 2.50%)
7.84% 10/10/26
1
714,035 713,792
Chobani LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 10/25/27
1
1,119,375 1,125,845
Fiesta Purchaser, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.34% 02/12/31
1
1,192,500 1,202,261
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.09% 04/25/31
1
1,635,000 1,642,496
7,013,980

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming — 1.20%
Caesars Entertainment, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
8.10% 02/06/31
1
$ 2,394,000 $ 2,398,860
Ontario Gaming Gta Ltd. Partnership,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.25%)
9.58% 08/01/30
1,4
1,832,790 1,843,951
Scientific Games International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.08% 04/14/29
1
1,209,469 1,211,525
5,454,336
Health Care — 2.03%
Auris Luxembourg III SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 4.68%)
9.56% 02/27/29
1,4
905,917 909,314
Carestream Dental Equipment, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.71% 09/01/24
1
715,500 622,485
Carestream Dental, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.60%)
9.94% 09/01/24
1
1,145,864 953,931
Catalent Pharma Solutions, Inc.,
Term Loan B3, 1st Lien
(SOFR plus 2.11%)
7.46% 02/22/28
1
1,240,385 1,241,315
eResearch Technology, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.34% 02/04/27
1
839,397 844,492
Heartland Dental LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.84% 04/28/28
1
789,023 792,033
Jazz Financing Lux SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.11%)
8.46% 05/05/28
1,4
1,205,597 1,207,857
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.18% 06/20/31
1
2,300,000 2,261,188
Sotera Health Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.59% 05/30/31
1
450,000 449,813
9,282,428
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care REITs — 0.08%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.20% 07/17/28
1
$ 384,915 $ 369,520
Hotel & Resort REITs — 0.20%
OEG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.84% 06/25/31
1
900,000 902,250
Industrials — 1.79%
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.83% 02/15/31
1
1,189,519 1,197,268
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 8.85%)
9.19% 03/20/25
1
1,720,410 1,680,170
Term Loan, 2nd Lien
(SOFR plus 7.85%)
13.19% 03/20/26
1
242,500 210,571
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 08/03/26
1
752,845 728,377
Pretium PKG Holdings, Inc.,
Term Loan A, 1st Lien
(PRIME plus 5.00%)
10.33% 10/02/28
1,3
509,077 524,859
ProAmpac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.32% - 9.33% 09/15/28
1
2,487,516 2,496,533
Verde Purchaser, LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.83% 11/30/30
1
1,315,000 1,315,493
8,153,271
Information Technology — 2.07%
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.37%)
9.71% 12/16/25
1
1,015,875 1,018,415
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.10% 08/14/25
1
1,723,819 1,664,916
Indy U.S. Holdco LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.08% 03/06/28
1
750,000 751,875

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.84% 02/06/31
1
$ 2,389,013 $ 2,400,468
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
9.59% 05/03/28
1
740,874 741,026
Nielsen Consumer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 6.25%)
11.59% 03/06/28
1
746,231 748,097
Research Now Group LLC (DIP),
Term Loan, 1st Lien
(SOFR plus 8.86%)
14.21% 08/06/24
1
105,518 106,573
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 9.26%)
9.60% 03/03/28
1
634,409 543,609
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.34% 11/15/29
1
1,462,500 1,463,187
9,438,166
Insurance — 0.76%
Acrisure LLC,
Term Loan B6, 1st Lien
(SOFR plus 3.25%)
8.59% 11/06/30
1
700,000 700,004
Asurion LLC,
Term Loan B4, 2nd Lien
(SOFR plus 5.36%)
10.71% 01/20/29
1
195,000 180,451
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.71% 12/23/26
1
1,513,942 1,503,428
HUB International Ltd.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.57% 06/20/30
1
1,057,863 1,061,391
3,445,274
Materials — 0.17%
Arsenal Aic Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.09% 08/18/30
1
744,384 749,781
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.84% 08/18/28
1
17,910 17,865
767,646
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail — 0.68%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
7.09% 09/20/30
1,4
$ 1,894,658 $ 1,892,261
Tacala Investment Corp.,
Term Loan, 1st Lien
(SOFR plus 4.00%)
9.34% 01/31/31
1
1,209,469 1,216,151
3,108,412
Services — 0.73%
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.21% 10/08/28
1
1,240,458 1,248,211
Fugue Finance LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.10% 02/26/31
1
500,000 504,812
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.84% 11/14/30
1,5
902,500 907,351
VT Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.84% 08/09/30
1
671,629 675,575
3,335,949
Specialized REITs — 0.22%
Greystar Real Estate Partners LLC,
Term Loan B1, 1st Lien
(SOFR plus 3.25%)
8.58% 08/21/30
1
992,513 998,716
Total Bank Loans
(Cost $74,164,263) 74,342,198
CORPORATES — 73.83%*
Automobile Components — 0.18%
Allison Transmission, Inc.
3.75% 01/30/31
6
930,000 820,725
Banking — 1.80%
Bank of America Corp.,
Series RR, NVS
4.38%
7,8
2,040,000 1,932,127
Bank of New York Mellon Corp. (The),
Series I, NVS
3.75%
7,8
2,515,000 2,312,228
JPMorgan Chase & Co.,
Series KK
3.65%
7,8
805,000 763,668

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
U.S. Bancorp
NVS
3.70%
7,8
$ 3,515,000 $ 3,186,598
8,194,621
Communications — 10.75%
Altice France Holding SA
(Luxembourg)
10.50% 05/15/27
4,6
1,562,000 630,658
Altice France SA
(France)
5.13% 01/15/29
4,6
1,628,000 1,080,178
5.50% 10/15/29
4,6
3,700,000 2,444,555
8.13% 02/01/27
4,6
1,537,000 1,163,724
Cable One, Inc.
4.00% 11/15/30
6
3,802,000 2,840,725
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 02/01/31
6
1,350,000 1,103,428
4.50% 08/15/30
6
650,000 550,600
4.75% 03/01/30
6
1,825,000 1,582,131
5.13% 05/01/27
6
3,025,000 2,919,125
5.50% 05/01/26
6
7,579,000 7,512,684
Cogent Communications Group, Inc.
7.00% 06/15/27
6
790,000 783,429
CommScope, Inc.
4.75% 09/01/29
6
201,000 139,815
Consolidated Communications, Inc.
6.50% 10/01/28
6
850,000 728,540
CSC Holdings LLC
6.50% 02/01/29
6
6,863,000 5,036,896
7.50% 04/01/28
6
991,000 527,035
11.75% 01/31/29
6
118,000 100,889
DISH DBS Corp.
5.25% 12/01/26
6
2,790,000 2,205,962
7.38% 07/01/28 2,365,000 1,008,369
Frontier Communications Holdings LLC
5.00% 05/01/28
6
24,000 22,670
5.88% 10/15/27
6
575,000 561,868
6.75% 05/01/29
6
1,922,000 1,764,883
8.63% 03/15/31
6
1,000,000 1,031,142
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
4
975,000 947,930
Gray Television, Inc.
5.38% 11/15/31
6
1,055,000 599,822
Nexstar Media, Inc.
4.75% 11/01/28
6
450,000 401,060
Scripps Escrow, Inc.
5.88% 07/15/27
6
587,000 355,662
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
6
1,680,000 1,245,026
Sirius XM Radio, Inc.
3.88% 09/01/31
6
1,657,000 1,353,681
4.00% 07/15/28
6
500,000 452,142
5.50% 07/01/29
6
770,000 723,884
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Tele Columbus AG
(Georgia)
10.00% 01/01/29
3,4,6
$ 1,520,864 $ 1,224,445
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
4,6
4,237,000 3,620,990
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50% 01/15/32
4
1,260,000 1,182,560
Zayo Group Holdings, Inc.
4.00% 03/01/27
6
1,483,000 1,182,241
49,028,749
Consumer Discretionary — 4.49%
BAT Capital Corp.
5.28% 04/02/50 1,517,000 1,280,886
Central Garden & Pet Co.
4.13% 04/30/31
6
1,015,000 896,126
Choice Hotels International, Inc.
5.85% 08/01/34 1,000,000 985,537
Crocs, Inc.
4.13% 08/15/31
6
1,474,000 1,285,272
Everi Holdings, Inc.
5.00% 07/15/29
6
2,873,000 2,826,806
Hilton Domestic Operating Co., Inc.
3.63% 02/15/32
6
2,673,000 2,315,411
Imperial Brands Finance Netherlands BV
(EMTN)
(Netherlands)
1.75% 03/18/33
4
770,000 669,476
Spectrum Brands, Inc.
3.88% 03/15/31
6
763,000 637,876
Triton Water Holdings, Inc.
6.25% 04/01/29
6
2,950,000 2,846,688
WarnerMedia Holdings, Inc.
5.14% 03/15/52 5,810,000 4,525,185
Wyndham Hotels & Resorts, Inc.
4.38% 08/15/28
6
2,399,000 2,237,288
20,506,551
Consumer Products — 0.85%
Newell Brands, Inc.
4.88% 06/01/25 3,921,000 3,869,635
Diversified REITs — 3.92%
American Assets Trust LP
3.38% 02/01/31 3,170,000 2,600,887
GLP Capital LP/GLP Financing II, Inc.
5.25% 06/01/25 3,490,000 3,454,263
5.75% 06/01/28 1,820,000 1,825,416
6.75% 12/01/33 750,000 787,123
VICI Properties LP
4.95% 02/15/30 5,650,000 5,454,079

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
6
$ 3,820,000 $ 3,776,600
17,898,368
Electric — 0.39%
Pike Corp.
8.63% 01/31/31
6
1,680,000 1,781,616
Energy — 4.36%
Energy Transfer LP,
Series B, NVS
6.63%
7,8
2,457,000 2,396,083
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 849,000 843,856
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38% 02/15/32
6
190,000 192,970
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
4
524,000 422,601
Rockies Express Pipeline LLC
6.88% 04/15/40
6
1,043,000 998,673
Sunoco LP
7.00% 05/01/29
6
1,240,000 1,272,222
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 3,139,000 3,072,273
Transocean Titan Financing Ltd.
(Cayman Islands)
8.38% 02/01/28
4,6
700,000 723,625
USA Compression Partners LP/USA Compression Finance
Corp.
7.13% 03/15/29
6
2,955,000 2,981,504
Venture Global Calcasieu Pass LLC
4.13% 08/15/31
6
2,300,000 2,066,972
6.25% 01/15/30
6
395,000 401,727
Venture Global LNG, Inc.
9.50% 02/01/29
6
3,221,000 3,529,686
9.88% 02/01/32
6
900,000 979,990
19,882,182
Entertainment — 0.89%
Banijay Entertainment SAS Term Loan B, 1st Lien
(France)
8.13% 05/01/29
4,6
1,040,000 1,065,347
Live Nation Entertainment, Inc.
5.63% 03/15/26
6
1,655,000 1,637,351
WMG Acquisition Corp.
3.75% 12/01/29
6
1,476,000 1,343,160
4,045,858
Finance — 6.60%
American Express Co.,
NVS
3.55%
7,8
2,150,000 2,003,531
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
4,6
2,083,000 1,873,807
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Charles Schwab Corp. (The)
Series K, NVS
5.00%
7,8
$ 2,430,000 $ 2,330,537
Citigroup, Inc.
2.56% 05/01/32
8
1,545,000 1,288,097
Cushman & Wakefield U.S. Borrower LLC
8.88% 09/01/31
6
1,622,000 1,710,051
Ford Motor Credit Co. LLC
2.30% 02/10/25 2,150,000 2,102,528
3.66% 09/08/24 5,484,000 5,483,067
4.06% 11/01/24 6,083,000 6,078,073
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
4,6
775,000 801,741
8.00% 06/15/28
4,6
352,000 370,590
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 2,145,000 1,836,088
9.00% 06/15/30
6
1,270,000 1,264,954
9.75% 01/15/29
6
970,000 1,007,967
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
6
780,000 732,362
Macquarie AirFinance Holdings Ltd.
(United Kingdom)
6.40% 03/26/29
4,6
1,200,000 1,223,087
30,106,480
Food — 2.72%
B&G Foods, Inc.
5.25% 04/01/25 668,000 663,466
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
6
290,000 274,242
ELO SACA
(EMTN)
(France)
6.00% 03/22/29
4
1,500,000 1,582,601
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
6
1,387,000 112,794
Nathan's Famous, Inc.
6.63% 11/01/25
6
278,000 279,390
Pilgrim's Pride Corp.
3.50% 03/01/32 6,356,000 5,384,273
Post Holdings, Inc.
5.63% 01/15/28
6
1,750,000 1,724,373
6.25% 02/15/32
6
2,400,000 2,408,850
12,429,989
Gaming — 1.56%
Churchill Downs, Inc.
5.75% 04/01/30
6
1,700,000 1,653,271
Flutter Treasury Designated Activity Co.
(Ireland)
5.00% 04/29/29
4,6
650,000 707,950
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25% 05/15/27
6
4,854,000 4,741,751
7,102,972

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care — 10.96%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
4,6
$ 2,880,000 $ 2,775,095
Bausch Health Cos., Inc.
(Canada)
14.00% 10/15/30
4,6
192,000 148,800
Bayer U.S. Finance LLC
6.50% 11/21/33
6
2,273,000 2,319,980
Catalent Pharma Solutions, Inc.
3.50% 04/01/30
6
1,175,000 1,126,240
Centene Corp.
2.45% 07/15/28 2,404,000 2,135,641
2.63% 08/01/31 1,219,000 1,001,981
3.00% 10/15/30 865,000 740,181
4.25% 12/15/27 8,170,000 7,807,386
Embecta Corp.
6.75% 02/15/30
6
1,060,000 929,356
Ephios Subco 3 SARL
(Luxembourg)
7.88% 01/31/31
4,6
790,000 902,002
Grifols SA
(Spain)
4.75% 10/15/28
4,6
1,171,000 1,010,727
Grifols SA,
Series REGS
(Spain)
3.88% 10/15/28
4
1,965,000 1,733,066
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50% 04/30/28
6
791,000 840,210
Kedrion SpA
(Italy)
6.50% 09/01/29
4,6
2,470,000 2,259,596
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
6
3,830,000 2,700,627
ModivCare, Inc.
5.88% 11/15/25
6
1,590,000 1,613,357
Molina Healthcare, Inc.
4.38% 06/15/28
6
900,000 848,388
Option Care Health, Inc.
4.38% 10/31/29
6
1,000,000 919,646
Prestige Brands, Inc.
3.75% 04/01/31
6
1,847,000 1,608,944
Sotera Health Holdings LLC
7.38% 06/01/31
6
825,000 827,635
Star Parent, Inc.
9.00% 10/01/30
6
700,000 736,082
Teleflex, Inc.
4.25% 06/01/28
6
1,729,000 1,631,639
Tenet Healthcare Corp.
4.63% 06/15/28 4,350,000 4,145,339
5.13% 11/01/27 7,993,000 7,829,173
Teva Pharmaceutical Finance Netherlands III BV
(Netherlands)
8.13% 09/15/31
4
1,257,000 1,399,120
49,990,211
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials — 6.99%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13% 08/15/26
4,6
$ 900,000 $ 782,040
5.25% 08/15/27
4,6
1,272,000 788,186
Ball Corp.
5.25% 07/01/25 5,000,000 5,006,250
Berry Global, Inc.
4.88% 07/15/26
6
943,000 926,765
5.65% 01/15/34
6
1,205,000 1,182,811
Boeing Co. (The)
6.53% 05/01/34
6
1,615,000 1,653,858
Clydesdale Acquisition Holdings, Inc.
6.63% 04/15/29
6
150,000 147,585
Energizer Holdings, Inc.
4.38% 03/31/29
6
1,120,000 1,013,782
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
6.06% 08/15/36
1
1,300,000 1,232,478
Graphic Packaging International LLC
4.13% 08/15/24 3,745,000 3,730,956
II-VI, Inc.
5.00% 12/15/29
6
566,000 536,608
IMA Industria Macchine Automatiche SpA
(Italy)
(3-Month Euribor plus 3.75%)
7.65% 04/15/29
1,4,6
850,000 918,511
Madison IAQ LLC
4.13% 06/30/28
6
1,000,000 932,500
OT Merger Corp.
7.88% 10/15/29
6
2,808,000 1,288,195
Paprec Holding SA
(France)
7.25% 11/17/29
4,6
900,000 1,015,225
Rolls-Royce PLC
(EMTN)
(United Kingdom)
1.63% 05/09/28
4
400,000 393,123
Sensata Technologies BV
(Netherlands)
4.00% 04/15/29
4,6
2,500,000 2,298,744
TransDigm, Inc.
6.38% 03/01/29
6
6,578,000 6,626,631
6.88% 12/15/30
6
905,000 924,756
Trivium Packaging Finance BV
(Netherlands)
5.50% 08/15/26
4,6
506,000 496,316
31,895,320
Information Technology — 5.93%
Booz Allen Hamilton, Inc.
4.00% 07/01/29
6
2,816,000 2,642,176
Helios Software Holdings, Inc./ION Corporate Solutions
Finance SARL
8.75% 05/01/29
6
1,256,000 1,280,337

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology (continued)
Insight Enterprises, Inc.
6.63% 05/15/32
6
$ 1,150,000 $ 1,169,115
MSCI, Inc.
3.63% 09/01/30
6
2,270,000 2,039,820
3.63% 11/01/31
6
1,266,000 1,112,072
NCR Voyix Corp.
5.25% 10/01/30
6
2,625,000 2,401,531
Open Text Corp.
(Canada)
6.90% 12/01/27
4,6
752,000 776,527
RingCentral, Inc.
8.50% 08/15/30
6
1,516,000 1,584,950
Science Applications International Corp.
4.88% 04/01/28
6
2,023,000 1,932,845
SS&C Technologies, Inc.
5.50% 09/30/27
6
4,400,000 4,338,334
Uber Technologies, Inc.
7.50% 09/15/27
6
4,600,000 4,693,090
Zebra Technologies Corp.
6.50% 06/01/32
6
750,000 757,500
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88% 02/01/29
6
2,575,000 2,337,585
27,065,882
Insurance — 0.83%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
6
728,000 674,246
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 04/15/28
6
450,000 451,473
7.00% 01/15/31
6
930,000 941,442
AmWINS Group, Inc.
6.38% 02/15/29
6
545,000 548,075
HUB International Ltd.
7.25% 06/15/30
6
455,000 466,394
Panther Escrow Issuer LLC
7.13% 06/01/31
6
695,000 703,487
3,785,117
Materials — 3.09%
ATI, Inc.
5.13% 10/01/31 857,000 793,068
7.25% 08/15/30 550,000 571,395
Axalta Coating Systems, LLC
3.38% 02/15/29
6
3,523,000 3,165,664
Clearwater Paper Corp.
4.75% 08/15/28
6
3,233,000 3,006,920
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
4,6
1,064,000 922,284
International Flavors & Fragrances, Inc.
2.30% 11/01/30
6
1,655,000 1,380,531
SCIH Salt Holdings, Inc.
4.88% 05/01/28
6
272,000 254,551
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
4,6
$ 1,168,000 $ 1,058,578
Valvoline, Inc.
3.63% 06/15/31
6
2,112,000 1,821,965
WR Grace Holdings, LLC
5.63% 08/15/29
6
1,234,000 1,138,674
14,113,630
Office REITs — 0.69%
Hudson Pacific Properties LP
3.25% 01/15/30 1,188,000 820,956
4.65% 04/01/29 1,160,000 895,469
Piedmont Operating Partnership LP
2.75% 04/01/32 418,000 307,107
6.88% 07/15/29 1,135,000 1,121,753
3,145,285
Retail — 2.43%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC
5.13% 04/15/29
6
267,000 241,087
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% 04/01/26
6
980,000 959,648
5.88% 04/01/29
6
3,842,000 3,537,362
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
6
647,000 568,806
FirstCash, Inc.
5.63% 01/01/30
6
2,071,000 1,963,279
Lithia Motors, Inc.
3.88% 06/01/29
6
875,000 787,181
Michaels Cos., Inc. (The)
7.88% 05/01/29
6
3,428,000 2,226,309
Papa John's International, Inc.
3.88% 09/15/29
6
900,000 798,820
11,082,492
Services — 3.73%
Adtalem Global Education, Inc.
5.50% 03/01/28
6
2,036,000 1,958,237
Block, Inc.
3.50% 06/01/31 1,745,000 1,509,425
Carriage Services, Inc.
4.25% 05/15/29
6
1,400,000 1,251,538
HealthEquity, Inc.
4.50% 10/01/29
6
1,204,000 1,126,995
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 08/31/27
6
300,000 277,947
5.75% 04/15/26
6
3,100,000 3,079,035
Upbound Group, Inc.
6.38% 02/15/29
6
1,770,000 1,701,338
VT Topco, Inc.
8.50% 08/15/30
6
689,000 723,997
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
6
2,625,000 2,571,142
Waste Pro USA, Inc.
5.50% 02/15/26
6
2,455,000 2,420,390

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Worldline SA
(France)
0.00% 07/30/25
4,9
$ 150 $ 18,130
0.00% 07/30/26
4,9
3,800 377,296
17,015,470
Specialized REITs — 0.40%
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.75% 03/12/29
4
635,000 600,094
Greystar Real Estate Partners LLC
7.75% 09/01/30
6
1,150,000 1,213,082
1,813,176
Transportation — 0.22%
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 1,002,045 1,000,598
Water — 0.05%
Thames Water Utilities Finance PLC
(EMTN)
(United Kingdom)
4.38% 01/18/31
4
255,000 235,930
Total Corporates
(Cost $346,742,377) 336,810,857
Total Bonds — 90.13%
(Cost $420,906,640)
411,153,055
Issues Shares Value
COMMON STOCK — 0.62%
Communications — 0.62%
Intelsat Emergence SA
4,10,11,12
(Luxembourg) 75,716 2,846,921
Total Common Stock
(Cost $2,533,058)
WARRANT — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA,
4,10,11,12
(Luxembourg) 16 33
Entertainment — 0.00%
Crown Finance US, Inc.
†,4,10,11,12
(United Kingdom) 288,340 —
Total Warrant
(Cost $60) 33
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 10.74%
Money Market Funds — 6.40%
Dreyfus Government Cash Management Fund
5.19%
13
8,303,000 $ 8,303,000
Fidelity Investments Money Market Funds - Government
Portfolio
6.21%
13
440,037 440,037
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.22%
13
20,457,000 20,457,000
29,200,037
U.S. Treasury Bills — 4.34%
U.S. Treasury Bills
5.29%
14
11/14/24 $ 10,000,000 9,805,459
U.S. Treasury Bills (WI)
5.24%
14
07/18/24 10,000,000 9,975,245
19,780,704
Total Short-Term Investments
(Cost $48,981,077) 48,980,741
Total Investments - 101.49%
(Cost $472,420,835) 462,980,750
Net unrealized appreciation on unfunded commitments
- 0.00% 512
Liabilities in Excess of Other Assets - (1.49)% (6,773,048)
Net Assets - 100.00% $ 456,208,214
1
Floating rate security. The rate disclosed was in effect at June 30, 2024.
2
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.
3
Payment-in-kind (“PIK”) security.
4
Foreign denominated security issued by foreign domiciled entity.
5
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $95,750, at an interest rate of 9.83% and a maturity of November 14, 2030. The investment is not accruing an unused commitment fee.
6
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
7
Perpetual security with no stated maturity date.
8
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
9
Zero coupon bond. The rate shown is the effective yield as of June 30, 2024.
10
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
11
Non-income producing security.
12
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,846,954, which is 0.62% of total net assets.
13
Represents the current yield as of June 30, 2024.
14
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9 / June 2024
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(DIP): Debtor-in-Possession
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(NVS): Non-Voting Shares
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 923,592 EUR 855,000 Bank of America N.A. 07/12/24 $ 6,622
USD 14,206,988 EUR 13,020,000 Citibank N.A. 07/12/24 243,321
249,943
EUR 1,464,000 USD 1,595,650 Bank of America N.A. 07/12/24 (25,541)
EUR 740,000 USD 805,675 Citibank N.A. 07/12/24 (12,041)
(37,582)
NET UNREALIZED APPRECIATION $ 212,361
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 801 09/30/24 $ 85,369,082 $ 403,207 $ 403,207
U.S. Treasury Two-Year Note 154 09/30/24 31,449,688 53,723 53,723
116,818,770 456,930 456,930
FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Future 51 09/06/24 (6,364,523) (66,199) (66,199)
Euro-Schatz Future 18 09/06/24 (2,039,112) (9,185) (9,185)
Euro-Bund Future 12 09/06/24 (1,692,765) (20,721) (20,721)
U.S. Treasury Ten-Year Ultra Bond 5 09/19/24 (567,656) 4,679 4,679
(10,664,056) (91,426) (91,426)
TOTAL FUTURES CONTRACTS $ 106,154,714 $ 365,504 $ 365,504

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 10
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11 / June 2024
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2024 is as follows:
HIGH YIELD BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 29,200,037 $ — $ — $ 29,200,037
U.S. Treasury Bills 19,780,704 — — 19,780,704
Long-Term Investments:
Bank Loans — 74,342,198 — 74,342,198
Common Stock — — 2,846,921 2,846,921
Corporates — 336,810,857 — 336,810,857
Unfunded Commitments Appreciation — 512 — 512
Warrant — — 33 33
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 249,943 — 249,943
Futures Contracts
Interest Rate Risk 461,609 — — 461,609
Liabilities:
Foreign Currency Exchange Contracts
Foreign Currency Risk — (37,582) — (37,582)
Futures Contracts
Interest Rate Risk (96,105) — — (96,105)
Total $ 49,346,245 $ 411,365,928 $ 2,846,954 $ 463,559,127
*Other financial instruments include foreign currency exchange contracts and futures.

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 12
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
HIGH YIELD
BOND FUND
COMMON
STOCK CORPORATES WARRANT TOTAL
Balance as of
April 1, 2024 $ 2,034,867 $ 1,360 $ 16 $ 2,036,243
Accrued discounts/premiums — — — —
Realized (loss) (26,920,367) (1,384,946) — (28,305,313)
Change in unrealized appreciation* 27,983,875 1,386,712 17 29,370,604
Purchases — — — —
Sales (251,454) (3,126) — (254,580)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
June 30, 2024
$ 2,846,921 $ — $ 33 $ 2,846,954
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2024 was $812,071 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2024.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2024, are as follows:
HIGH YIELD BOND FUND
FAIR VALUE AT
6/30/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Common Stock $2,846,921 Third-Party Vendor Vendor Prices $37.60 $37.60 Increase
Warrant $— Broker Quote Offered Quote $— $— Increase
Warrant $33 Third-Party Vendor Vendor Prices $2.04 $2.04 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended June 30, 2024 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
SHARES
HELD AT END
OF PERIOD
REALIZED
GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION)
Homer City Holdings LLC
*
$— $— $(251,454) $— $— — $(26,920,367) $27,171,821
* Affiliates not held at period end.

High Yield Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13 / June 2024
COMMITMENTS AND CONTINGENCIES
The High Yield Bond Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2024:
HIGH YIELD BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN
Ryan LLC, Delayed-Draw Term Loan, 1st Lien November 2030 $ 95,750 $ 512
Total Unfunded Commitments $ 95,750 $ 512